Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities
Net loss	$ (682,724)	$ (9,312,145)
Adjustments to reconcile net loss to net cash from operating activities:
Change in fair value of warrants	(2,024,942)
Loss on extinguishment of warrants	285,346
Depreciation	9,467	10,385
Amortization of right of use assets	303,869	284,169
Valuation allowance for deferred tax asset	342,122
Bad debt provision		579,265
Unrealized loss on investments		354,781
Realized gain on investments	(50,675)
Amortization of debt discount		1,108,088
Stock issued for services		37
Changes in operating assets and liabilities
Accounts receivable	(184,493)	(449,210)
Inventory, at cost	(602,836)	(1,914,007)
Capital receivables of convertible notes	1,472,000
Deposits and other current assets	2,890	(303,457)
Prepaid offering costs	600,000	(1,999,475)
Deferred tax asset		(209,768)
Accounts payable and accrued expenses	(96,647)	42,233
Deferred revenue	126,856	(29,251)
Income tax payable	(212,094)	(77,377)
Accrued employee benefits, non-current	10,657	3,090
Operating lease liability	(315,186)	(340,897)
Net cash from activities	(1,016,390)	(12,253,539)
Cash Flows from Investing Activities
Sales of investments	175,638
Investment in note receivable		(2,500,000)
Net cash from investing activities	175,638	(2,500,000)
Cash Flows from Financing Activities
Net activity on due to related parties	(23,525)	14,422
Funds raised in IPO, gross		13,614,983
Funds raised in Registered Direct Offering, gross	3,496,303
Funds raised in note payables, net	212,679	1,840,000
Repurchase of warrants	(896,415)
Net cash from financing activities	2,789,042	15,469,405
Foreign currency translation adjustment	3,518	(13,673)
Change in cash and cash equivalents	1,951,808	702,193
Cash and cash equivalents at beginning of period	939,014	236,821
Cash and cash equivalents at end of period	2,890,822	939,014
Supplemental Cash Flow Information
Cash paid for interest
Cash paid for income taxes	243,294	247,313
Non-Cash Investing and Financing Activities
Warrants issued to investor	2,569,320
Warrants issued to placement agent	119,902
Capital receivable of convertible notes		1,472,000
Operating lease liability and right of use asset		836,697
Conversion of debt to equity		3,600,000
Conversion of warrants of convertible notes to equity		820,088
Conversion of underwriter’s warrant to equity		$ 37